Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Equity Funds
Entity Central Index Key	0000745968
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000068994
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prudent Bear Fund
Class Name	Class A Shares
Trading Symbol	BEARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$136	2.67%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.67%
AssetsNet	$ 121,351,186
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$121,351,186 Number of Investments232 Portfolio Turnover153%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(63.9%)
Purchased Call Options	0.1%
Purchased Put Options	0.1%
Common Stocks	11.1%
Cash Equivalents	26.8%
Collateral on Deposit for Securities Sold Short	63.9%
U.S. Treasury Securities	65.8%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Consumer Staples	0.2%
Real Estate	0.2%
Communication Services	0.2%
Materials	0.2%
Energy	0.3%
Information Technology	0.7%
Health Care	0.8%
Industrials	0.8%
Financials	0.9%
Consumer Discretionary	1.0%
Broad Equity Index	94.5%

Material Fund Change [Text Block]
C000068995
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prudent Bear Fund
Class Name	Class C Shares
Trading Symbol	PBRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$174	3.41%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	3.41%
AssetsNet	$ 121,351,186
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$121,351,186 Number of Investments232 Portfolio Turnover153%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(63.9%)
Purchased Call Options	0.1%
Purchased Put Options	0.1%
Common Stocks	11.1%
Cash Equivalents	26.8%
Collateral on Deposit for Securities Sold Short	63.9%
U.S. Treasury Securities	65.8%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Consumer Staples	0.2%
Real Estate	0.2%
Communication Services	0.2%
Materials	0.2%
Energy	0.3%
Information Technology	0.7%
Health Care	0.8%
Industrials	0.8%
Financials	0.9%
Consumer Discretionary	1.0%
Broad Equity Index	94.5%

Material Fund Change [Text Block]
C000068996
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prudent Bear Fund
Class Name	Institutional Shares
Trading Symbol	PBRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$121	2.37%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.37%
AssetsNet	$ 121,351,186
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$121,351,186 Number of Investments232 Portfolio Turnover153%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(63.9%)
Purchased Call Options	0.1%
Purchased Put Options	0.1%
Common Stocks	11.1%
Cash Equivalents	26.8%
Collateral on Deposit for Securities Sold Short	63.9%
U.S. Treasury Securities	65.8%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Consumer Staples	0.2%
Real Estate	0.2%
Communication Services	0.2%
Materials	0.2%
Energy	0.3%
Information Technology	0.7%
Health Care	0.8%
Industrials	0.8%
Financials	0.9%
Consumer Discretionary	1.0%
Broad Equity Index	94.5%

Material Fund Change [Text Block]
C000073699
Shareholder Report [Line Items]
Fund Name	Federated Hermes Clover Small Value Fund
Class Name	Class A Shares
Trading Symbol	VSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$54	1.13%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.13%
AssetsNet	$ 156,034,405
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$156,034,405 Number of Investments89 Portfolio Turnover30%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Communication Services	1.9%
Consumer Staples	3.3%
Materials	4.3%
Energy	4.5%
Health Care	6.1%
Utilities	6.1%
Consumer Discretionary	7.4%
Information Technology	8.7%
Real Estate	10.6%
Industrials	12.0%
Financials	31.7%

Material Fund Change [Text Block]
C000073700
Shareholder Report [Line Items]
Fund Name	Federated Hermes Clover Small Value Fund
Class Name	Class C Shares
Trading Symbol	VSFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$93	1.93%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.93%
AssetsNet	$ 156,034,405
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$156,034,405 Number of Investments89 Portfolio Turnover30%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Communication Services	1.9%
Consumer Staples	3.3%
Materials	4.3%
Energy	4.5%
Health Care	6.1%
Utilities	6.1%
Consumer Discretionary	7.4%
Information Technology	8.7%
Real Estate	10.6%
Industrials	12.0%
Financials	31.7%

Material Fund Change [Text Block]
C000096922
Shareholder Report [Line Items]
Fund Name	Federated Hermes Clover Small Value Fund
Class Name	Class R Shares
Trading Symbol	VSFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$59	1.22%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.22%
AssetsNet	$ 156,034,405
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$156,034,405 Number of Investments89 Portfolio Turnover30%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Communication Services	1.9%
Consumer Staples	3.3%
Materials	4.3%
Energy	4.5%
Health Care	6.1%
Utilities	6.1%
Consumer Discretionary	7.4%
Information Technology	8.7%
Real Estate	10.6%
Industrials	12.0%
Financials	31.7%

Material Fund Change [Text Block]
C000168179
Shareholder Report [Line Items]
Fund Name	Federated Hermes Clover Small Value Fund
Class Name	Class R6 Shares
Trading Symbol	VSFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$39	0.81%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.81%
AssetsNet	$ 156,034,405
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$156,034,405 Number of Investments89 Portfolio Turnover30%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Communication Services	1.9%
Consumer Staples	3.3%
Materials	4.3%
Energy	4.5%
Health Care	6.1%
Utilities	6.1%
Consumer Discretionary	7.4%
Information Technology	8.7%
Real Estate	10.6%
Industrials	12.0%
Financials	31.7%

Material Fund Change [Text Block]
C000073701
Shareholder Report [Line Items]
Fund Name	Federated Hermes Clover Small Value Fund
Class Name	Institutional Shares
Trading Symbol	VSFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.88%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%
AssetsNet	$ 156,034,405
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$156,034,405 Number of Investments89 Portfolio Turnover30%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Communication Services	1.9%
Consumer Staples	3.3%
Materials	4.3%
Energy	4.5%
Health Care	6.1%
Utilities	6.1%
Consumer Discretionary	7.4%
Information Technology	8.7%
Real Estate	10.6%
Industrials	12.0%
Financials	31.7%

Material Fund Change [Text Block]